IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY
iShares
®
iShares Trust
Supplement dated July 14, 2021 (the “Supplement”)
to the Summary Prospectus and Prospectus and Statement of Additional Information (the “SAI”), each dated June 29, 2021 for the iShares National Muni Bond ETF (MUB), iShares Short-Term National Muni Bond ETF (SUB), iShares California Muni Bond ETF (CMF) and iShares New York Muni Bond ETF (NYF) (collectively, the “Funds” and each a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and the SAI for each Fund.
The Board of Trustees (the “Board”) has approved the following changes for each Fund that are expected
to be implemented on or around September 15, 2021:

Current Fund Name and Ticker	Current Underlying Index	New Underlying Index
iShares National Muni Bond ETF (MUB)	S&P National AMT-Free Municipal Bond Index	ICE AMT-Free US National Municipal Index
iShares Short-Term National Muni Bond ETF (SUB)	S&P Short Term National AMT-Free Municipal Bond Index	ICE Short Maturity AMT-Free US National Municipal Index
iShares California Muni Bond ETF (CMF)	S&P California AMT-Free Municipal Bond Index	ICE AMT-Free California Municipal Index
iShares New York Muni Bond ETF (NYF)	S&P New York AMT-Free Municipal Bond Index	ICE AMT-Free New York Municipal Index

Change in the Funds’ “Principal Investment Strategies”
The first two paragraphs of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for MUB shall be deleted in its entirety and replaced with the following:
The Fund seeks to track the investment results of the ICE
AMT-Free
US National Municipal Index (the “Underlying Index”), which measures the performance of U.S. dollar denominated investment grade tax-exempt
debt publicly issued in the U.S. domestic market by U.S. states and their political subdivisions. As of April 30, 2021, there were 22,968 issues in the Underlying Index. As of April 30, 2021, a significant portion of the Underlying Index is represented by municipal bonds. The components of the Underlying Index are likely to change over time.
The Underlying Index includes municipal bonds, the interest of which is exempt from Federal income taxes and not subject to alternative minimum tax. Each bond in the Underlying Index must have a rating of at least
BBB-
by Standard & Poor’s
®
Global Ratings, a subsidiary of S&P Global, Baa3 by Moody’s Investors Service, Inc., or
BBB-
by Fitch Ratings, Inc. A bond must be rated by at least one of these three rating agencies in order to qualify for the Underlying Index, and the lowest rating will be used in determining if the bond is investment grade. Each bond in the Underlying Index must be a constituent of an offering where the original offering amount was at least $100 million and have a minimum par amount (i.e., currently outstanding face value) of $15 million. In addition, each bond must have a minimum remaining term to final maturity greater than or equal to one calendar month to be included in the Underlying Index. The Underlying Index is a market-value weighted index and is subject to a capping methodology that aims at reducing index concentration. The Underlying Index is rebalanced on the last calendar day of the month.
The first three paragraphs of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for SUB shall be deleted in its entirety and replaced with the following:
The Fund seeks to track the investment results of the ICE Short Maturity
AMT-Free
US National Municipal Index (the “Underlying Index”), which measures performance of short maturity U.S. dollar denominated investment grade tax-exempt
debt publicly issued in the U.S. domestic market by U.S. states and their political subdivisions. As of April 30, 2021, there were 24,518 issues in the Underlying Index. As of April 30, 2021, a significant portion of the Underlying Index is represented by municipal bonds. The components of the Underlying Index are likely to change over time.

The Underlying Index includes municipal bonds, the interest of which is exempt
from Federal income taxes and not subject to alternative minimum tax. Each bond in the Underlying Index must have a rating of at least
BBB-
by Standard & Poor’s
®
Global Ratings, a subsidiary of S&P Global, Baa3 by Moody’s Investors Service, Inc., or
BBB-
by Fitch Ratings, Inc. A bond must be rated by at least one of these three rating agencies in order to qualify for the Underlying Index, and the lowest rating will be used in determining if the bond is investment grade. Each bond in the Underlying Index must be a constituent of an offering where the original offering amount was at least $50 million and have a minimum par amount (i.e., currently outstanding face value) of $5 million. In addition, each bond must have a remaining term to final maturity that is less than five years and greater than or equal to one calendar month to be included in the Underlying Index. The Underlying Index is a market-value weighted index and is subject to a capping methodology that aims at reducing index concentration. The Underlying Index is rebalanced on the last calendar day of the month. Under normal circumstances, the Fund will seek to maintain a weighted average maturity that is less than three years. Weighted average maturity is a U.S. dollar-weighted average of the remaining term to maturity of the underlying securities in the Fund’s portfolio.
The first two paragraphs of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for CMF shall be deleted in its entirety and replaced with the following:
The Fund seeks to track the investment results of the ICE
AMT-Free
California Municipal Index (the “Underlying Index”), which measures the performance of U.S. dollar denominated investment grade tax-exempt
debt publicly issued in the U.S. domestic market by the state of California and its political subdivisions. As of April 30, 2021, there were 3,904 issues in the Underlying Index. As of April 30, 2021, a significant portion of the Underlying Index is represented by municipal bonds. The components of the Underlying Index are likely to change over time.
The Underlying Index includes municipal bonds issued in the State of California (the “State” or “California”), the interest of which is exempt from Federal income taxes and not subject to alternative minimum tax. Each bond in the Underlying Index must have a rating of at least
BBB-
by Standard & Poor’s
®
Global Ratings, a subsidiary of S&P Global, Baa3 by Moody’s Investors Service, Inc., or
BBB-
by Fitch Ratings, Inc. A bond must be rated by at least one of these three rating agencies in order to qualify for the Underlying Index, and the lowest rating will be used in determining if the bond is investment grade. Each bond in the Underlying Index must be a constituent of an offering where the original offering amount was at least $100 million and have a minimum par amount (i.e., currently outstanding face value) of $15 million. In addition, each bond must have a minimum remaining term to final maturity greater than or equal to one calendar month to be included in the Underlying Index. The Underlying Index is a market-value weighted index and is subject to a capping methodology that aims at reducing index concentration. The Underlying Index is rebalanced on the last calendar day of the month.
The first two paragraphs of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for NYF shall be deleted in its entirety and replaced with the following:
The Fund seeks to track the investment results of the ICE
AMT-Free
New York Municipal Index (the “Underlying Index”), which measures the performance of U.S. dollar denominated investment grade tax-exempt
debt publicly issued in the U.S. domestic market by the state of New York and its political subdivisions. As of April 30, 2021, there were 6,854 issues in the Underlying Index. As of April 30, 2021, a significant portion of the Underlying Index is represented by municipal bonds. The components of the Underlying Index are likely to change over time.
The Underlying Index includes municipal bonds issued in the State of New York (the “State” or “New York”), the interest of which is exempt from Federal income taxes and not subject to alternative minimum tax. Each bond in the Underlying Index must have a rating of at least
BBB-
by Standard & Poor’s
®
Global Ratings, a subsidiary of S&P Global, Baa3 by Moody’s Investors Service, Inc., or
BBB-
by Fitch Ratings, Inc. A bond must be rated by at least one of these three rating agencies in order to qualify for the Underlying Index, and the lowest rating will be used in determining if the bond is investment grade. Each bond in the Underlying Index must be a constituent of an offering where the original offering amount was at least $20 million and have a minimum par amount (i.e., currently outstanding face value) of $5 million. In addition, each bond must have a minimum remaining term to final maturity greater than or equal to one calendar month to be included in the Underlying Index. The Underlying Index is a market-value weighted index and is subject to a capping methodology that aims at reducing index concentration. The Underlying Index is rebalanced on the last calendar day of the month.

Change in the Fund’s “Construction and Maintenance of the Underlying Indexes”
The section entitled “The S&P Fixed Income Indexes” on pages
125-128
of the SAI shall be deleted in its entirety.
The following shall be added immediately preceding the section entitled “The Markit iBoxx Indexes” on page 124 of the SAI:
The ICE
AMT-Free
US Municipal Index Series
ICE
AMT-Free
US Municipal Index series includes indexes that track the performance of U.S. dollar denominated investment grade tax-exempt
debt publicly issued in the U.S. domestic market by U.S. states and their respective political subdivisions. Qualifying securities must be exempt from Federal income taxes and must not be subject to alternative minimum tax. In addition, qualifying securities must have at least one month remaining term to final maturity, a fixed coupon schedule (including zero coupon and step-up
or stepdown bonds) and an investment grade rating (based on lowest rating of Moody’s, S&P and Fitch). Once a bond is removed from an index due to a downgrade it is not eligible to re-enter
for six months. Unrated
pre-refunded
and
escrowed-to-maturity
securities qualify for inclusion provided they or their original security met the rating criterion at the point of pre-refunding
or escrow. Remarketed mandatory put/tender securities are included in the index.
The ICE
AMT-Free
US Municipal Index series
excludes
the following instruments:

∎	Health, Hospital, Single-Family Housing, Multi-Family Housing and Tobacco sector bonds

∎	Securities issued for purposes of student loans, charter schools, prepaid gas or electric contracts, as well as for-profit industrial development or pollution control

∎
Securities supporting private activities, including convention centers, stadiums, cultural facilities, parks, recreation, housing and industrial development, that are not a general obligation of a state or municipality

∎
Securities issued for conduit obligors with use of proceeds related to student housing, waste removal, office buildings, shopping centers, airlines, hotels, telephone, electricity, private services and economic development

∎	Cash flow financing notes (BANs), other than grant anticipation notes

∎	Limited placement securities prior to the first settlement date

∎	Securities issued by U.S. territories (but debt issued by the District of Columbia is included)

∎	Taxable municipal securities

∎	Floating rate notes and variable rate demand obligations or notes

∎	Secondarily insured securities

∎	Custodial receipts

∎	Municipal commercial paper and auction-rate notes or bonds

∎	Private placements, 144A securities and securities issued under the Municipal Liquidity Facility

∎	Securities in legal default
Index constituents are market capitalization weighted, subject to the following capping mechanism and constraints:

1.	For each of the ICE
AMT-Free
US National Municipal Index and ICE Short Maturity
AMT-Free
US National Municipal Index, individual issuers are capped at 10% of the index, with any excess redistributed across the uncapped issuers of the index on a pro rata basis. For each of the ICE
AMT-Free
California Municipal Index and ICE
AMT-Free
New York Municipal Index, individual issuers are capped at 25% of the index, with any excess redistributed across the uncapped issuers of the index on a pro rata basis.

2.	After applying the caps in step 1, the index is segmented into a large cap group, consisting of issuers with index weights greater than or equal to 5%, and a small cap group consisting of issuers with less than 5% weight in the index.

3.	Issuer weights in the small cap group are capped at 4.5%, with any excess redistributed across the remaining uncapped issuers’ securities in the small cap group on a pro rata basis.

4.
For each of the ICE
AMT-Free
US National Municipal Index and ICE Short Maturity
AMT-Free
US National Municipal Index, if the combined weight of the large cap group is greater than 25% of the index, the weight of the group is reduced to 25%, with the weights of all issuers in the group reduced on a pro rata basis, provided no issuer is reduced below 5%. For each of the ICE
AMT-Free
California Municipal Index and ICE
AMT-Free
New York Municipal Index, if the combined weight of the large cap group is greater than 50% of the index, the weight of the group is reduced to 50%, with the weights of all issuers in the group reduced on a pro rata basis, provided no issuer is reduced below 5%.

5.	Any excess weight resulting from the reduction of the large cap group weight in step 4 is redistributed across all issuers in the small cap group on a pro-rata basis, provided no issuer exceeds 4.5%.

6.	If all small cap issuers reach the 4.5% cap, any remaining excess weight is redistributed across all index issuers on a pro rata basis.
For purposes of applying the above caps, issuers are defined as issuing entities except for conduit debt, in which case the underlying issuer is used. In addition, an issuing entity’s general obligation debt is considered to be issued by a separate, distinct issuer from revenue bonds issued by the same entity.
Pre-refunded
securities are not included in issuer weights and are not subject to any issuer caps, nor do they receive redistributions of any excess weights.
Accrued interest is calculated assuming
next-day
settlement. Cash flows from bond payments, including interest coupons and principal repayments of maturing or called bonds that are received during the month, are retained in the index until the end of the month and then are removed as part of the rebalancing. Cash does not earn any reinvestment income while it is held in the index. Information concerning constituent bond prices, timing and conventions and index governance and administration is provided in the ICE Bond Index Methodologies, which can be accessed on ICE’s public website (https://indices.theice.com), or by sending a request to iceindices@theice.com.
Each index is rebalanced on the last calendar day of the month, based on information available up to and including the third business day before the last business day of the month. New issues must settle on or before the following calendar month end rebalancing date in order to qualify for the coming month (e.g., an issue must settle on or before November 30 in order to be included in the index on October 31). No changes are made to constituent holdings other than on month end rebalancing dates.

ICE
AMT-Free
US National Municipal Index
Number of Components: approximately 22,968
Index Description.
The ICE
AMT-Free
US National Municipal Index is a broad, comprehensive, market-value weighted index designed to measure the performance of investment-grade debt publicly issued in the U.S. municipal bond market.
Component Selection Criteria.
Qualifying securities must have at least $15 million minimum par amount (i.e., currently outstanding face value) and be part of a deal with an original offering size of at least $100 million.
ICE Short Maturity
AMT-Free
US National Municipal Index
Number of Components: approximately 24,518
Index Description.
The ICE Short Maturity
AMT-Free
US National Municipal Index is a broad, comprehensive, market-value weighted index designed to measure the performance of short maturity investment grade debt publicly issued in the U.S. municipal bond market.
Component Selection Criteria.
Qualifying securities must have at least one month but less than five years remaining term to final maturity, at least $5 million minimum par amount (i.e., currently outstanding face value) and be part of a deal with an original offering size of at least $50 million.
ICE
AMT-Free
California Municipal Index
Number of Components: approximately 3,904
Index Description.
The ICE
AMT-Free
California Municipal Index is a broad, comprehensive, market-value weighted index designed to measure the performance of investment grade debt publicly issued in the U.S. municipal bond market by the state of California and its political subdivisions.
Component Selection Criteria.
Qualifying securities must have at least at least $15 million minimum par amount (i.e., currently outstanding face value) and be part of a deal with an original offering size of at least $100 million.

ICE
AMT-Free
New York Municipal Index
Number of Components: approximately 6,854
Index Description.
The ICE
AMT-Free
New York Municipal Index is a broad, comprehensive, market-value weighted index designed to measure the performance of investment grade debt publicly issued in the U.S. municipal bond market by the state of New York and its political subdivisions.
Component Selection Criteria.
Qualifying securities must have at least at least $5 million minimum par amount (i.e., currently outstanding face value) and be part of a deal with an original offering size of at least $20 million.
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.
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